Investment Strategy - Allspring Ultra Short Municipal ETF - Ultra Short Municipal ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•
at least 80% of the Fund’s net assets plus borrowings for investment purposes in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (“AMT”) (this strategy may only be changed with the approval of shareholders);

•	up to 20% of the Fund’s total assets in securities whose interest is subject to federal AMT; and
•	up to 10% of the Fund’s total assets in below investment-grade municipal securities.
To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 1 year or less.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of  macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, we invest:at least 80% of the Fund’s net assets plus borrowings for investment purposes in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (“AMT”)